Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2019
Accumulated Other Comprehensive Loss [Abstract]
Accumulated Other Comprehensive Loss
(15)	Accumulated Other Comprehensive Loss

The following is a summary of the accumulated other comprehensive loss balances, net of tax:

	Year ended 12/31/2019
(dollars in thousands)	Balance at 12/31/2018	Other Comprehensive Income (loss)- Before Reclassifications	Amount reclassified from Accumulated Other Comprehensive Income	Other Comprehensive Income (loss)- year ended 12/31/2019	Balance at 12/31/2019

Net unrealized holding loss on securities available for sale, net of tax	$(10,416)	10,702	-	10,702	286
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	423	4,417	-	4,417	4,840
Net change in net actuarial loss and prior service cost on pension and pension and postretirement benefit plans, net of tax	(316)	-	(349)	(349)	(665)

Accumulated other comprehensive income (loss), net of tax	$(10,309)	15,119	(349)	14,770	4,461

	Year ended 12/31/2018
(dollars in thousands)	Balance at 12/31/2017	Other Comprehensive Income (loss)- Before Reclassifications	Amount reclassified from Accumulated Other Comprehensive Income	Other Comprehensive Income (loss)- year ended 12/31/2018	Balance at 12/31/2018

Net unrealized holding loss on securities available for sale, net of tax	$(5,030)	(3,944)	-	(3,944)	(8,974)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	3,054	(2,727)	-	(2,727)	327
Net change in net actuarial loss and prior service cost on pension and pension and postretirement benefit plans, net of tax	170	-	(486)	(486)	(316)
Tax Cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings, Tax Effect	-	-	(1,346)	-	(1,346)

Accumulated other comprehensive loss, net of tax	$(1,806)	(6,671)	(1,832)	(7,157)	(10,309)

	Year ended 12/31/2017
(dollars in thousands)	Balance at 12/31/2016	Other Comprehensive Income (loss)- Before Reclassifications	Amount reclassified from Accumulated Other Comprehensive Income	Other Comprehensive Income (loss)- year ended 12/31/2017	Balance at 12/31/2017

Net unrealized holding loss on securities available for sale, net of tax	$(6,762)	1,732	-	1,732	(5,030)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	42	3,012	-	3,012	3,054
Net change in net actuarial loss and prior service cost on pension and pension and postretirement benefit plans, net of tax	469	-	(299)	(299)	170

Accumulated other comprehensive loss, net of tax	$(6,251)	4,744	(299)	4,445	(1,806)

 The following represents the reclassifications out of accumulated other comprehensive loss for the years ended December 31, 2019, 2018 and 2017:

(dollars in thousands)	Years ended December 31,
	2019	2018	2017	Affected Line Item in Financial Statements
Amortization of pension and postretirement benefit items:
Amortization of net actuarial gain (loss)	274	556	289	Salaries and employee benefits
Amortization of prior service cost	197	100	(90)	Salaries and employee benefits
Income tax benefit	(122)	(170)	100	Income taxes
Net of tax	349	486	299

Total reclassifications, net of tax	$349	486	299